Consolidated Statements of Equity (Parenthetical) - $ / shares	1 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2016	May 31, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Dividend on common stock (dollars per share)	$ 0.10		$ 0.08	$ 0.34	$ 0.10
Common stock, dividend rate, percentage		10.00%		10.00%